Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models

The fair value of stock options granted during the year ended December 31, 2017, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.49%
Expected volatility	40.1%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$10.737

The fair value of stock options granted during the year ended December 31, 2016, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Risk-free interest rate	1.84%
Expected volatility	39.9%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$6.90

Schedule of Share Based Compensation Restricted Stock Units Award Activity

The following table presents a summary of the Company’s RSU activity:

	RSU’s	Weighted Average Grant Date Fair Value per share
Balance as of January 1, 2015	—	—
Granted	90,626	7.47

Balance as of December 31, 2015	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2016	90,626	7.47
Granted	—	—
Vested / (Cancelled)	—	—

Balance as of December 31, 2017	90,626	7.47

Summary of Stock Option Activity

The following table presents a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price per share	Remaining Contractual Life
Balance as of December 31, 2015	—	—	—
Granted	3,175,000	26.02
Balance as of December 31, 2016	3,175,000	26.02	6
Granted	600,000	26.02
Balance as of December 31, 2017	3,775,000	26.02	5

Restricted Stock Units (RSUs) [Member]
Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models

The fair value of RSU granted during the year ended December 31, 2015, was estimated at the date of grant using the income approach valuation technique, including the Black-Scholes and Monte Carlo option-pricing models, assuming the following weighted average assumptions:

Expected volatility	41.69%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$7.47